Financial instruments (Detail 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Transfer to liabilities associated with assets held for sale	R$ 96,267
Non-current portion of non-current borrowings	4,578,162	R$ 5,429,963
Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,120,767	1,258,262	R$ 2,402,698
Additions	0	0
Disposals	0	0
Payment of loans and financing	0	(1,610,349)
Payment of interest	(52,222)	(141,298)
Changes in exchange rates	(143,124)	520,419
Fair value adjustment	0	0
Interest	57,851	86,792
Transfer to liabilities associated with assets held for sale	0
Debentures, financial bills and commercial papers [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	5,814,524	4,079,266	1,116,252
Additions	1,979,045	2,884,768
Disposals	0	0
Payment of loans and financing	(718,472)	0
Payment of interest	(263,520)	(172,598)
Changes in exchange rates	0	0
Fair value adjustment	0	0
Interest	738,205	250,844
Transfer to liabilities associated with assets held for sale	0
Current portion of non-current borrowings	2,643,341	25,907
Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,985,235	2,740,110	0
Additions	4,156,427	3,564,387
Disposals	0	0
Payment of loans and financing	(4,006,007)	(889,077)
Payment of interest	(313,585)	(22,876)
Changes in exchange rates	0	0
Fair value adjustment	0	0
Interest	408,290	87,676
Transfer to liabilities associated with assets held for sale	0
Obligations to open-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	434,950	418,324	452,128
Additions	61,309	136,782
Disposals	0	0
Payment of loans and financing	(97,829)	(214,148)
Payment of interest	(3,451)	(12,229)
Changes in exchange rates	0	0
Fair value adjustment	0	0
Interest	56,597	55,791
Transfer to liabilities associated with assets held for sale	0
Institutional deposits and marketable debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	10,355,476	8,495,962	3,971,078
Additions	6,196,781	6,585,937
Disposals	0	0
Payment of loans and financing	(4,822,308)	(2,713,574)
Payment of interest	(632,778)	(349,001)
Changes in exchange rates	(143,124)	520,419
Fair value adjustment	0	0
Interest	1,260,943	481,103
Transfer to liabilities associated with assets held for sale	0
Current portion of non-current borrowings	5,777,314	3,065,999	475,319
Non-current portion of non-current borrowings	4,578,162	5,429,963	3,495,759
Obligations to closed-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,196,269	1,988,645	53,103
Additions	18,312	2,325,984
Disposals	0	0
Payment of loans and financing	0	(50,000)
Payment of interest	(285,352)	(149,468)
Changes in exchange rates	0	0
Fair value adjustment	187,209	(437,347)
Interest	287,455	246,373
Transfer to liabilities associated with assets held for sale	0
Bank borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	4,860,940	2,164,330	1,321,348
Additions	6,097,214	3,671,737
Disposals	0	0
Payment of loans and financing	(3,247,016)	(2,999,824)
Payment of interest	(168,084)	(124,490)
Changes in exchange rates	(192,207)	157,832
Fair value adjustment	0	0
Interest	206,703	137,727
Transfer to liabilities associated with assets held for sale	0
Leases
Disclosure of detailed information about financial instruments [line items]
Borrowings	169,380	247,004	173,683
Additions	61,455	140,784
Disposals	(34,473)	(4,623)
Payment of loans and financing	(79,689)	(68,971)
Payment of interest	(19,283)	(14,292)
Changes in exchange rates	(3,548)	6,132
Fair value adjustment	0	0
Interest	19,283	14,291
Transfer to liabilities associated with assets held for sale	(21,369)
Other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	7,226,589	4,399,979	1,548,134
Additions	6,176,981	6,138,505
Disposals	(34,473)	(4,623)
Payment of loans and financing	(3,326,705)	(3,118,795)
Payment of interest	(472,719)	(288,250)
Changes in exchange rates	(195,755)	163,964
Fair value adjustment	187,209	(437,347)
Interest	513,441	398,391
Transfer to liabilities associated with assets held for sale	(21,369)
Current portion of non-current borrowings	2,866,445	1,903,840	1,404,678
Non-current portion of non-current borrowings	R$ 4,360,144	R$ 2,496,139	R$ 143,456